                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Ariel Capital Management, Inc.
Address:    307 N. Michigan Ave
            Suite 500
            Chicago, IL  60601


 Form 13F File Number: 28-04003

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Cheryl Cargie
Title:    Vice President/Head Trader
Phone:    312-726-0140

Signature, Place, and Date of Signing:

/s/ Cheryl Cargie                 Chicago, IL                    4/6/00
_____________________
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

          Form 13F File Number       Name

          28-_____________           _________________________________________
          [Repeat as necessary.]

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                              -----------------------

Form 13F Information Table Entry Total:          65
                                              -----------------------

Form 13F Information Table Value Total:      $   3,724,972,000
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

                          None
         -----         -------------------      ------------------------

          [Repeat as necessary.]

                                                                                      VALUE       SHARES/      SH/ PUT/   INVSTMT
NAME OF ISSUER                               TITLE OF CLASS           CUSIP          (x$1000)    PRN AMT      PRN CALL    DSCRETN
------------------------------               ----------------     ---------          --------    --------     --------    -------
AVERY DENNISON CORP COM                      COM                   53611109            17397       259175        SH          SOLE
BLOCK H & R INC COM                          COM                   93671105            17310       534685        SH          SOLE
BOB EVANS FARMS                              COM                   96761101           110056      7367755        SH          SOLE
BRADY CORP                                   COM                  104674106           137579      4233185        SH          SOLE
CARDINAL HEALTH INC COM                      COM                  14149Y108            27221       367850        SH          SOLE
CARNIVAL CRUISE LINE INC CL A                COM                  143658102            18189       932760        SH          SOLE
CENTRAL NEWSPAPERS INC CL A                  COM                  154647101           237365      3752814        SH          SOLE
CENTRAL NEWSPAPERS INC CL A                  COM                  154647101              411         6500        SH          OTHER
CENTURYTEL, INC                              COM                  156700106            40202      1398330        SH          SOLE
CENTURYTEL, INC                              COM                  156700106              224         7800        SH          OTHER
CLOROX CO                                    COM                  189054109            36570       816057        SH          SOLE
CLOROX CO                                    COM                  189054109              231         5150        SH          OTHER
DEPARTMENT 56 INC COM                        COM                  249509100            33440      3040000        SH          SOLE
EQUIFAX INC                                  COM                  294429105            45559      1735575        SH          SOLE
EQUIFAX INC                                  COM                  294429105              261         9925        SH          OTHER
FORTUNE BRANDS INC COM                       COM                  349631101            17038       738760        SH          SOLE
FRANKLIN RES INC COM                         COM                  354613101            30617      1007980        SH          SOLE
GALILEO INTL INC COM                         COM                  363547100            15524       743680        SH          SOLE
GALLAGHER ARTHUR J & CO COM                  COM                  363576109            57505      1369160        SH          SOLE
GENERAL BINDING CORP                         COM                  369154109            20727      3099336        SH          SOLE
GRACO INC COM                                COM                  384109104            97007      2984845        SH          SOLE
GREY ADVERTISING INC COM                     COM                  397838103           100987       194206        SH          SOLE
HARTE-HANKS COMM, INC.                       COM                  416196103            22117       884685        SH          SOLE
HASBRO BRADLEY INC                           COM                  418056107           172245     10765322        SH          SOLE
HASBRO BRADLEY INC                           COM                  418056107              255        15925        SH          OTHER
HCC INS HLDGS INC COM                        COM                  404132102            96900      5133755        SH          SOLE
HORACE MANN EDUCATORS CP NEWCO               COM                  440327104            78473      5231500        SH          SOLE
HOUGHTON MIFFLIN CO                          COM                  441560109            47288      1012870        SH          SOLE
HOUGHTON MIFFLIN CO                          COM                  441560109              284         6075        SH          OTHER
HUNT CORP COM                                COM                  445591100            16589      1598980        SH          SOLE
IDEX CORP COM                                COM                  45167R104           109867      3480940        SH          SOLE
INTERFACE , INC. CL A                        COM                  458665106            33182      8703540        SH          SOLE
INTERNATIONAL GAME TECH COM                  COM                  459902102           182837      6899525        SH          SOLE
INTERNATIONAL GAME TECH COM                  COM                  459902102              256         9675        SH          OTHER
LEE ENTERPRISES INC COM                      COM                  523768109           168106      7210965        SH          SOLE
LEGGETT & PLATT INC                          COM                  524660107           125349      7596895        SH          SOLE
LEGGETT & PLATT INC                          COM                  524660107              178        10775        SH          OTHER
LIBBEY INC COM                               COM                  529898108           102228      3182195        SH          SOLE
LITTELFUSE INC COM                           COM                  537008104           132238      2698740        SH          SOLE
LONGS DRUG STORES INC                        COM                  543162101           122990      5654735        SH          SOLE
MATTHEWS INTL CORP CL A                      COM                  577128101             9563       329775        SH          SOLE
MBIA INC                                     COM                  55262C100           178658      3707560        SH          SOLE
MBIA INC                                     COM                  55262C100              266         5525        SH          OTHER
MBNA CORP COM                                COM                  55262L100            38449      1417492        SH          SOLE
MBNA CORP COM                                COM                  55262L100              235         8650        SH          OTHER
MCCLATCHY CO CL A                            COM                  579489105            17632       532295        SH          SOLE
MCCORMICK & CO INC NON VOTING                COM                  579780206           166611      5126500        SH          SOLE
MCCORMICK & CO INC NON VOTING                COM                  579780206              250         7700        SH          OTHER
MILLER HERMAN INC                            COM                  600544100           167479      6472615        SH          SOLE
MILLER HERMAN INC                            COM                  600544100              237         9175        SH          OTHER
NEWELL RUBBERMAID INC.                       COM                  651229106            32695      1269710        SH          SOLE
PITNEY BOWES INC                             COM                  724479100            31186       779660        SH          SOLE
PRICE T ROWE & ASSOC INC                     COM                  741477103            18020       424005        SH          SOLE
ROUSE CO.                                    COM                  779273101           189994      7676515        SH          SOLE
ROUSE CO.                                    COM                  779273101              277        11175        SH          OTHER
RPM INC OHIO                                 COM                  749685103             7325       723500        SH          SOLE
SERVICEMASTER CO COM                         COM                  81760N109            65171      5729325        SH          SOLE
SPECIALTY EQUIP COS INC COM NE               COM                  847497203           152372      5617395        SH          SOLE
SUNGARD DATA SYS INC COM                     COM                  867363103            19911       642300        SH          SOLE
SYBRON CORP DEL COM                          COM                  87114F106            31386      1584175        SH          SOLE
TRIBUNE CO COM                               COM                  896047107            19626       560750        SH          SOLE
URBAN SHOPPING CTRS INC COM                  COM                  917060105            28363       841940        SH          SOLE
WHITMAN CORP NEW COM                         COM                  96647R107            45100      3700520        SH          SOLE
WHITMAN CORP NEW COM                         COM                  96647R107              188        15400        SH          OTHER
XL CAPITAL LTD CL A                          COM                  G98255105            31176       575992        SH          SOLE


                                                     OTHER            VOTING AUTHORITY
NAME OF ISSUER                                       MANAGERS         SHARED     NONE
------------------------------                      ------------     --------  --------
AVERY DENNISON CORP COM                                 213995           0       45180
BLOCK H & R INC COM                                     442395           0       92290
BOB EVANS FARMS                                        6883855           0      483900
BRADY CORP                                             4036910           0      196275
CARDINAL HEALTH INC COM                                 303180           0       64670
CARNIVAL CRUISE LINE INC CL A                           767210           0      165550
CENTRAL NEWSPAPERS INC CL A                            3431564           0      321250
CENTRAL NEWSPAPERS INC CL A                                  0           0        6500
CENTURYTEL, INC                                        1156915           0      241415
CENTURYTEL, INC                                              0           0        7800
CLOROX CO                                               675027           0      141030
CLOROX CO                                                    0           0        5150
DEPARTMENT 56 INC COM                                  2956600           0       83400
EQUIFAX INC                                            1441440           0      294135
EQUIFAX INC                                                  0           0        9925
FORTUNE BRANDS INC COM                                  612215           0      126545
FRANKLIN RES INC COM                                    830650           0      177330
GALILEO INTL INC COM                                    617750           0      125930
GALLAGHER ARTHUR J & CO COM                            1263875           0      105285
GENERAL BINDING CORP                                   2947136           0      152200
GRACO INC COM                                          2842020           0      142825
GREY ADVERTISING INC COM                                185031           0        9175
HARTE-HANKS COMM, INC.                                  716965           0      167720
HASBRO BRADLEY INC                                     9923887           0      841435
HASBRO BRADLEY INC                                           0           0       15925
HCC INS HLDGS INC COM                                  4894605           0      239150
HORACE MANN EDUCATORS CP NEWCO                         4981125           0      250375
HOUGHTON MIFFLIN CO                                     838370           0      174500
HOUGHTON MIFFLIN CO                                          0           0        6075
HUNT CORP COM                                          1566380           0       32600
IDEX CORP COM                                          3314840           0      166100
INTERFACE , INC. CL A                                  8284740           0      418800
INTERNATIONAL GAME TECH COM                            6382775           0      516750
INTERNATIONAL GAME TECH COM                                  0           0        9675
LEE ENTERPRISES INC COM                                6659230           0      551735
LEGGETT & PLATT INC                                    6994930           0      601965
LEGGETT & PLATT INC                                          0           0       10775
LIBBEY INC COM                                         2980020           0      202175
LITTELFUSE INC COM                                     2585240           0      113500
LONGS DRUG STORES INC                                  5287485           0      367250
MATTHEWS INTL CORP CL A                                 315575           0       14200
MBIA INC                                               3399385           0      308175
MBIA INC                                                     0           0        5525
MBNA CORP COM                                          1171372           0      246120
MBNA CORP COM                                                0           0        8650
MCCLATCHY CO CL A                                       440895           0       91400
MCCORMICK & CO INC NON VOTING                          4706620           0      419880
MCCORMICK & CO INC NON VOTING                                0           0        7700
MILLER HERMAN INC                                      5913315           0      559300
MILLER HERMAN INC                                            0           0        9175
NEWELL RUBBERMAID INC.                                 1049330           0      220380
PITNEY BOWES INC                                        645935           0      133725
PRICE T ROWE & ASSOC INC                                351755           0       72250
ROUSE CO.                                              7041975           0      634540
ROUSE CO.                                                    0           0       11175
RPM INC OHIO                                            664600           0       58900
SERVICEMASTER CO COM                                   5476125           0      253200
SPECIALTY EQUIP COS INC COM NE                         5270370           0      347025
SUNGARD DATA SYS INC COM                                532685           0      109615
SYBRON CORP DEL COM                                    1318370           0      265805
TRIBUNE CO COM                                          463635           0       97115
URBAN SHOPPING CTRS INC COM                             801040           0       40900
WHITMAN CORP NEW COM                                   3204180           0      496340
WHITMAN CORP NEW COM                                         0           0       15400
XL CAPITAL LTD CL A                                     479767           0       96225